Equity Accounted Investees - Additional Information (Detail) € in Millions, $ in Millions		6 Months Ended		12 Months Ended
	Apr. 30, 2010	Jun. 30, 2019 MXN ($)	Jun. 30, 2018 MXN ($)	Dec. 31, 2018 MXN ($)	Sep. 26, 2019 MXN ($)	Sep. 26, 2019 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Heineken [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Ownership Percentage	20.00%	14.80%		14.76%
Equity income recognized from ownership interest, net of tax		$ 3,140	$ 3,109
Dividends received		$ 1,832	$ 1,797
Heineken Company [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Ownership Percentage		8.63%
Fair value of investments in accociates representing 20% of its outstanding shares		$ 177,913		$ 145,177			€ 8,137	€ 6,441
Heineken Company [member] | Actuarial assumption of retirement age [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Fair value of investment in joint ventures					$ 183,518	€ 8,526